SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands									1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 02, 2021 shares	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Nov. 30, 2020 $ / shares	Nov. 30, 2020 USD ($) shares	Jun. 17, 2020 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) Share $ / shares shares	Aug. 31, 2020 USD ($) Share shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2019 USD ($) shares	Sep. 01, 2018 shares	Aug. 31, 2018 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares														75,271,126	64,095,073	58,575,787	58,575,787	29,103,411	29,103,411
Increase (decrease) in number of shares outstanding | shares											1,221,500	3,225,807
Equity issuance, price per share | $ / shares											$ 1.40	$ 1.24
Proceeds from issuance of equity											$ 1,700	$ 4,000		$ 27,949	$ 5,705		$ 25,024
Payments for share issue costs														$ 1,546	$ 514		$ 1,876
Percentage of finders fee											6.00%	6.00%
Finders fee											$ 38	$ 54
Number of shares issued for exercise of warrants | shares															28,040
Shares issued for interest on convertible note (Shares) | shares															1,043,939	545,721
Shares issued for interest on Convertible Notes															$ 1,374	$ 687
Number of share options granted in share-based payment arrangement | Share														1,596,500	1,628,500
Stock options compensation expense														$ 2,230	$ 1,157
Deferred share units redeemed by a former director | shares														23,166
Deferred share units redemption price per unit | $ / shares														$ 3.23
Deferred share unit liability														$ 1,223
Deferred share unit expense														742	387
Deferred share units share based compensation														591	245
Deferred share units, recovery of share-based compensation														9
Deferred share units issued														503,951
Deferred share units director fees														$ 151	142
Deferred share units fully vested | shares														304,991
Restricted share units liability														$ 770
Aggregate restricted share units expense														675	266
Restricted share units expense														598	226
Restricted share units expense capitalized														$ 77	40
Restricted share units settled | shares														121,668
Restricted share units canceled | shares														24,188
Restricted share units issued | shares														547,992
Restricted share units vested | shares														53,438
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares										5,440,186				2,502,790
Equity issuance, price per share | (per share)									$ 2.21					$ 4.38
Gross proceeds from issuing shares										$ 12,000				$ 10,951
Proceeds from issuance of equity														218
Payments for share issue costs										$ 592				$ 701
Subsequent Events [Member] | At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	81,409												4,433,448
Equity issuance, price per share | $ / shares													$ 2.63
Proceeds from issuance of equity													$ 11,400
HCI [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares											500,000
Proportion of entity interest held by another entity		31.00%	31.00%								32.00%			28.33%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		1,121,076	1,146,790									1,612,931
Equity issuance, price per share | $ / shares		$ 2.23	$ 2.18
Proceeds from issuance of equity		$ 2,500	$ 2,500
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Shares issued for interest on convertible note (Shares) | shares				526,471	517,468	545,721	757,924	244,063
Shares issued for interest on Convertible Notes				$ 687	$ 687	$ 687	$ 724	$ 691
Borrowings				$ 19,990	$ 19,990									$ 19,990						$ 20,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														1,987	1,032
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														$ 243	$ 125